UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  28-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

     Christopher Reed     New York, New York/USA     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $392,535 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    14777   280130 SH       SOLE                   280130
AMERICAN TOWER CORP            CL A             029912201    10843   256638 SH       SOLE                   256638
APPLE INC                      COM              037833100     6085    36340 SH       SOLE                    36340
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH   03938L104    17725   178911 SH       SOLE                   178911
CELANESE CORP DEL              COM SER A        150870103    13562   297011 SH       SOLE                   297011
CENTRAL EUROPEAN DIST CORP     COM              153435102    20112   270946 SH       SOLE                   270946
CF INDS HLDGS INC              COM              125269100    12372    80968 SH       SOLE                    80968
CLEVELAND CLIFFS INC           COM              185896107    13139   110232 SH       SOLE                   110232
CONSOL ENERGY INC              COM              20854P109    12292   109390 SH       SOLE                   109390
CROWN CASTLE INTL CORP         COM              228227104     7099   183285 SH       SOLE                   183285
EQUITABLE RES INC              COM              294549100    20407   295498 SH       SOLE                   295498
EXIDE TECHNOLOGIES             COM NEW          302051206    14611   871804 SH       SOLE                   871804
HELMERICH & PAYNE INC          COM              423452101    19032   264263 SH       SOLE                   264263
IHS INC                        CL A             451734107    24952   358504 SH       SOLE                   358504
MASTERCARD INC                 CL A             57636Q104    25761    97021 SH       SOLE                    97021
MOSAIC CO                      COM              61945A107    13535    93535 SH       SOLE                    93535
NABORS INDUSTRIES LTD          SHS              G6359F103    17134   348041 SH       SOLE                   348041
NETEASE COM INC                SPONSORED ADR    64110W102    10277   471441 SH       SOLE                   471441
PEABODY ENERGY CORP            COM              704549104    17083   194016 SH       SOLE                   194016
PIONEER NAT RES CO             COM              723787107    12577   160669 SH       SOLE                   160669
POTASH CORP SASK INC           COM              73755L107    16142    70621 SH       SOLE                    70621
QUALCOMM INC                   COM              747525103     6804   153352 SH       SOLE                   153352
RESEARCH IN MOTION LTD         COM              760975102    10984    94017 SH       SOLE                    94017
SANDRIDGE ENERGY INC           COM              80007P307    11955   185126 SH       SOLE                   185126
TENARIS S A                    SPONSORED ADR    88031M109    13418   180102 SH       SOLE                   180102
UNION PAC CORP                 COM              907818108    17202   227845 SH       SOLE                   227845
VISA INC                       COM CL A         92826C839    12655   155642 SH       SOLE                   155642